Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2024 GWh / yr item	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reconciliation of changes in fair value measurement
Assets at beginning of period		€ 33,929,808
Assets at end of period		32,510,801	€ 33,929,808
Liabilities at beginning of period		19,103,273
Liabilities at end of period		€ 17,719,858	19,103,273
Maximum
Reconciliation of changes in fair value measurement
Term of virtual power purchase agreement	15 years
Germany
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	2
Expected annual electricity production under VPPAs | GWh / yr	124
United States
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	1
Expected annual electricity production under VPPAs | GWh / yr	458
Percentage of Company's current electricity consumption covered by vPPAs	60.00%
European Union
Reconciliation of changes in fair value measurement
Percentage of Company's current electricity consumption covered by vPPAs	75.00%
Derivatives embedded in vPPAs | Fair Value | Level 3 | Electricity future price curves
Reconciliation of changes in fair value measurement
Increase in input		10.00%
Decrease in input		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ 26,519
Sensitivity of derivatives embedded in vPPAs to decrease in input		€ (26,506)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity production volumes
Reconciliation of changes in fair value measurement
Increase in input		10.00%
Decrease in input		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ (1,756)
Sensitivity of derivatives embedded in vPPAs to decrease in input		1,756
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		32,002	42,793
Increase		1,900	4,833
Gain / loss recognised in profit or loss		7,552	(14,340)
Foreign currency translation and other changes		(691)	(1,284)
Assets at end of period		40,763	32,002
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Increase		41,207
Decrease		(2,291)
Reclassifications		90,457
Gain / loss recognised in profit or loss		14,657
Foreign currency translation and other changes		(2,061)
Assets at end of period		141,969
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Gain / loss recognised in profit or loss		6,014
Assets at end of period		6,014
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		35,751	37,846
Increase		66	5,232
Decrease		(23,465)	(3,603)
Gain / loss recognized in profit or loss		(2,028)	(3,366)
Foreign currency translation and other changes		(632)	(358)
Liabilities at end of period		9,692	35,751
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		1,372,008	1,468,517
Increase		5,051	31,050
Decrease		(10,971)	(42,490)
Gain / loss recognized in equity		(40,534)	(28,034)
Foreign currency translation and other changes		(14,647)	(57,035)
Liabilities at end of period		€ 1,310,907	€ 1,372,008
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input, liabilities		10.00%
Increase (decrease) in fair value due to increase in input, liabilities		€ 92,021
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities		1.00%
Increase in fair value due to increase in input, as percentage of equity		1.00%
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Gain / loss recognized in profit or loss		€ 24,279
Foreign currency translation and other changes		(703)
Liabilities at end of period		€ 23,576